Capital Structure (Tables)	12 Months Ended
Dec. 31, 2021
Partners' Capital Notes [Abstract]
Schedule of authorized, issued and outstanding shares of the convertible preferred stock and liquidation preferences
Series	Shares Authorized	Shares Issued and Outstanding	Per Share Liquidation Preference	Aggregate Liquidation Amount	Gross Proceeds
Series A	10,157,843	10,157,843	0.6842	6,949,996	6,949,996
Series B	6,567,670	6,567,670	3.3939	22,290,015	22,290,015
Series C	5,256,978	5,256,978	15.7933	83,025,031	83,025,031
	21,982,491	21,982,491		112,265,042	112,265,042

Schedule of fair value of the warrants
December 31,
2021
Fair value of underlying securities	$2.88
Expected volatility	51.0%
Expected term (in years)	5.0
Risk-free interest rate	1.13%